Summary of Acquisition Price Allocated (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Purchase Price	$ 120,563	$ 221,099	$ 391,422	$ 281,004
Evaluated Oil and Gas Properties
Business Acquisition [Line Items]
Purchase Price	6,968
Unevaluated Oil and Gas Properties
Business Acquisition [Line Items]
Purchase Price	88,351
Wells and Facilities in Progress
Business Acquisition [Line Items]
Purchase Price	$ 25,244